FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets at fair value through profit or loss

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Financial assets mandatorily measured at fair value through profit or loss	$	$
Funds	–	210
Total	–	210

Current	–	210
Non-Current	–	–
Total	–	210